SIGNIFICANT ACCOUNTING POLICIES (Summary of Option Fair Value Assumptions) (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	0.84%
Expected life (in years)	2 years
Expected volatility	48.37%
Expected dividend yield